Organization and Basis of Presentation - Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets:
Cash and cash equivalents	¥ 1,829,006		¥ 754,308		$ 287,011
Prepayments and other current assets	52,459		42,418		8,232
Total current assets	1,885,080		815,469		295,810
Property, equipment and software	123,818		119,083		19,430
Operating lease right-of-use assets	29,652		0		4,653
Other non-current assets	21,587		30,398		3,387
TOTAL ASSETS	2,060,137		964,950		323,280
Current liabilities:
Short-term borrowings	66,100		49,990		10,373
Operating lease liabilities, current	17,527		0		2,750
Current portion of long-term borrowings	2,376		970		373
Total current liabilities	155,123		93,361		24,342
Long-term borrowings	54,349		51,926		8,529
Operating lease liabilities, noncurrent	14,830		0		2,327
TOTAL LIABILITIES	232,766		145,287		36,526
Net loss	(453,743)	$ (71,204)	(274,633)	¥ (200,856)
Net cash used in operating activities	(304,550)	(47,792)	(198,149)	(135,393)
Net cash generated from (used in) investing activities	(41,616)	(6,530)	(93,941)	41,368
Net cash generated from financing activities	1,456,185	228,507	756,467	394,796
Variable Interest Entities And Its Subsidaries [Member]
Current assets:
Cash and cash equivalents	122,220		49,749		19,179
Short-term investments	3,615		18,743		567
Amounts due from Group companies	65,705		48,505		10,311
Prepayments and other current assets	40,968		29,152		6,428
Total current assets	232,508		146,149		36,485
Property, equipment and software	60,944		78,401		9,564
Operating lease right-of-use assets	4,827				757
Other non-current assets	7,983		9,744		1,253
TOTAL ASSETS	306,262		234,294		48,059
Current liabilities:
Amounts due to related parties	486,794		270,004		76,388
Accruals and other current liabilities	35,685		11,157		5,600
Short-term borrowings	66,100		49,990		10,373
Operating lease liabilities, current	4,367		0		685
Current portion of long-term borrowings	2,376		970		373
Total current liabilities	595,322		332,121		93,419
Amounts due to Group companies	59,500		29,915		9,337
Long-term borrowings	54,349		51,926		8,528
Operating lease liabilities, noncurrent	730		0		115
TOTAL LIABILITIES	709,901		413,962		$ 111,399
Total revenue from Group companies	16,226	2,546	16,906	6,604
Net loss	(225,650)	(35,409)	(100,195)	(83,066)
Net cash used in operating activities	(166,777)	(26,171)	(84,862)	(87,277)
Net cash generated from (used in) investing activities	(2,730)	(428)	(68,628)	59,281
Net cash generated from financing activities	¥ 241,978	$ 37,972	¥ 161,086	¥ 58,259